Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning Balance	$ (384)	$ (1,281)
Relating to origination and reversal of temporary differences	6,353	888	$ (828)
Exchange differences	(109)	9
Ending Balance	$ (5,860)	$ (384)	$ (1,281)